Share-based compensation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jul. 01, 2026
Share-based compensation (Details) [Line Items]
Unvested options	199,504
Unvested options expenses (in Dollars)	$ 183,202
Weighted-average period	1 year 8 months 1 day
Subsequent Event [Member]
Share-based compensation (Details) [Line Items]
Aggregate ordinary shares		800,000
Subsequent Event [Member] | Minimum [Member]
Share-based compensation (Details) [Line Items]
Aggregate ordinary shares		2,300,000